Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$3,449,654.09	0.1521012	$-	-	$3,449,654.09
Class C Notes	$34,020,000.00	1.0000000	$27,973,047.34	0.8222530	$6,046,952.66
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$65,189,654.09	0.0521246	$55,693,047.34	0.0445313	$9,496,606.76

Weighted Avg. Coupon (WAC)	3.37%		3.41%
Weighted Avg. Remaining Maturity (WARM)	14.48		13.87
Pool Receivables Balance	$85,461,503.91		$75,762,142.31
Remaining Number of Receivables	22,776		21,719

Adjusted Pool Balance	$84,091,349.28		$74,594,742.53

III. COLLECTIONS

Principal:
Principal Collections	$9,628,955.60
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$150,421.60
Total Principal Collections	$9,779,377.20

Interest:
Interest Collections	$243,747.14
Late Fees & Other Charges	$35,671.33
Interest on Repurchase Principal	$-
Total Interest Collections	$279,418.47

Collection Account Interest	$16,959.98
Reserve Account Interest	$6,154.08
Servicer Advances	$-

Total Collections	$10,081,909.73

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$10,081,909.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,081,909.73

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$71,217.92	$-	$71,217.92	$71,217.92
Collection Account Interest					$16,959.98
Late Fees & Other Charges					$35,671.33
Total due to Servicer					$123,849.23

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$5,116.99		$5,116.99	$5,116.99

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$9,833,747.51

9. Regular Principal Distribution Amount:					$9,496,606.76

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$3,449,654.09		$3,449,654.09
Class C Notes Total:		$6,046,952.66		$6,046,952.66
Class D Notes Total:		$-		$-
Total Noteholders Principal		$9,496,606.76		$9,496,606.76

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					337,140.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,370,154.63
Beginning Period Amount	$1,370,154.63
Current Period Amortization	$202,754.84
Ending Period Required Amount	$1,167,399.78
Ending Period Amount	$1,167,399.78
Next Distribution Date Required Amount	$986,220.74

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	22.48%	25.34%	25.34%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.04%	21,293	96.35%	$72,997,525.36
30 - 60 Days	1.50%	326	2.74%	$2,072,312.30
61 - 90 Days	0.35%	76	0.68%	$512,355.04
91-120 Days	0.11%	24	0.24%	$179,949.61
121 + Days	0.00%	0	0.00%	$-
Total		21,719		$75,762,142.31

Delinquent Receivables 30+ Days Past Due
Current Period	1.96%	426	3.65%	$2,764,616.95
1st Preceding Collection Period	2.07%	471	3.66%	$3,126,751.46
2nd Preceding Collection Period	1.81%	429	3.20%	$3,045,617.91
3rd Preceding Collection Period	1.86%	461	3.27%	$3,461,980.41
Four-Month Average	1.93%		3.44%

Repossession in Current Period		7		$44,838.99
Repossession Inventory		49		$41,633.34

Current Charge-Offs
Gross Principal of Charge-Offs				$70,406.00
Recoveries				$(150,421.60)
Net Loss				$(80,015.60)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.12%

Average Pool Balance for Current Period				$80,611,823.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.19%
1st Preceding Collection Period				-0.59%
2nd Preceding Collection Period				-0.47%
3rd Preceding Collection Period				-0.13%
Four-Month Average				-0.59%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	13	2,694	$35,997,336.17
Recoveries	15	2,503	$(21,240,091.37)
Net Loss			$14,757,244.80
Cumulative Net Loss as a % of Initial Pool Balance			1.13%

Net Loss for Receivables that have experienced a Net Loss *	5	1,989	$14,897,769.65
Average Net Loss for Receivables that have experienced a Net Loss			$7,490.08

Principal Balance of Extensions			$488,626.24
Number of Extensions			68

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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